Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
Schedule of Disaggregation of Revenue from Contracts with Customers

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	Subscription and licensing	Smart music education business	Music events business	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31, 2020
Revenue from contracts with customers	76,583	58,784	27,514	162,881
Cost of sales	(8,725)	(17,319)	(18,237)	(44,281)
Gross profit	67,858	41,465	9,277	118,600
Year ended December 31, 2019
Revenue from contracts with customers	81,901	64,153	—	146,054
Cost of sales	(20,330)	(12,013)	—	(32,343)
Gross profit	61,571	52,140	—	113,711
Year ended December 31, 2018
Revenue from contracts with customers	90,324	61,917	—	152,241
Cost of sales	(20,342)	(13,772)	—	(34,114)
Gross profit	69,982	48,145	—	118,127

4. Revenue from contracts with customers (continued)

	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Geographical markets
Southern China	82,481	55,597	65,007
Northern China	79,020	90,457	87,234
Others	1,380	—	—
Total revenue from contracts with customers	162,881	146,054	152,241
Timing of revenue recognition
Revenue recognised at a point in time	119,998	126,646	123,869
Revenue recognised over time	42,883	19,408	28,372
Total revenue from contracts with customers	162,881	146,054	152,241

Schedule of Amounts of Transaction Prices Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied)

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at each reporting dates are as follows:

	2020	2019
	RMB’000	RMB’000
Amounts expected to be recognised as revenue:
Within 1 year	16,435	10,000
After 1 year	332	1,149
	16,767	11,149